Earnings Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Earnings Per Share
14.          Earnings Per Share

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Earnings per common share
Net income	$100.6	$87.7	$235.5	$1,904.2
Weighted average common shares outstanding	114,445,447	117,681,835	116,390,461	113,100,521
Earnings per common share	$0.88	$0.75	$2.02	$16.84

Earnings per diluted common share
Net income	$100.6	$87.7	$235.5	$1,904.2
Weighted average common shares outstanding	114,445,447	117,681,835	116,390,461	113,100,521
Share-based compensation plans	289,079	293,264	455,530	132,409
Weighted average diluted common shares outstanding	114,734,526	117,975,099	116,845,991	113,232,930
Earnings per diluted common share	$0.88	$0.74	$2.02	$16.82